Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	May 01, 2018
Eaton Vance Large-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	EHSTX
Eaton Vance Large-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	ECSTX
Eaton Vance Large-Cap Value Fund | Class I
Risk/Return:
Trading Symbol	EILVX
Eaton Vance Large-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	ERSTX
Eaton Vance Large-Cap Value Fund | Class R6
Risk/Return:
Trading Symbol	ERLVX